PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.5%
Issuer Shares Value ($)
Communication Services  4.5%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc. 1,029 57,398
Media 3.5%
Interpublic Group of Cos., Inc. (The) 2,003 70,826
Omnicom Group, Inc. 886 64,518
ViacomCBS, Inc. Class B 1,261 51,613
Total 186,957
Total Communication Services 244,355
Consumer Discretionary  5.9%
Auto Components 0.7%
BorgWarner, Inc. 721 35,315
Leisure Products 1.0%
Hasbro, Inc. 562 55,885
Multiline Retail 0.8%
Target Corp. 164 42,812
Specialty Retail 3.4%
Best Buy Co., Inc. 678 76,173
Home Depot, Inc. (The) 144 47,259
Lowe's Cos., Inc. 160 30,831
Tractor Supply Co. 173 31,301
Total 185,564
Total Consumer Discretionary 319,576
Consumer Staples  9.4%
Food & Staples Retailing 2.5%
Kroger Co. (The) 1,550 63,085
Walgreens Boots Alliance, Inc. 1,504 70,913
Total 133,998
Food Products 6.2%
Campbell Soup Co. 1,367 59,765
Conagra Brands, Inc. 2,116 70,865
General Mills, Inc. 1,217 71,633
JM Smucker Co. (The) 342 44,840
Lamb Weston Holdings, Inc. 378 25,239
Tyson Foods, Inc. Class A 879 62,813
Total 335,155
Household Products 0.7%
Church & Dwight Co., Inc. 403 34,892
Total Consumer Staples 504,045
Energy  8.7%
Energy Equipment & Services 0.5%
Baker Hughes Co. 1,245 26,444
Oil, Gas & Consumable Fuels 8.2%
Chevron Corp. 584 59,457
ConocoPhillips 1,061 59,480
Exxon Mobil Corp. 761 43,811
Kinder Morgan, Inc. 4,275 74,299
Marathon Petroleum Corp. 933 51,520
ONEOK, Inc. 1,206 62,676
Phillips 66 426 31,281
Valero Energy Corp. 861 57,661
Total 440,185
Total Energy 466,629
Financials  20.0%
Banks 4.2%
Bank of America Corp. 1,251 47,988
Citigroup, Inc. 1,009 68,229
Citizens Financial Group, Inc. 1,440 60,710
M&T Bank Corp. 377 50,462
Total 227,389
Capital Markets 6.7%
Ameriprise Financial, Inc.
(a)
169 43,528
Common Stocks (continued)
Issuer Shares Value ($)
Bank of New York Mellon Corp. (The) 801 41,115
Charles Schwab Corp. (The) 395 26,840
Goldman Sachs Group, Inc. (The) 158 59,231
Morgan Stanley 639 61,331
Northern Trust Corp. 299 33,742
Raymond James Financial, Inc. 328 42,470
State Street Corp. 606 52,807
Total 361,064
Consumer Finance 1.0%
Ally Financial, Inc. 1,049 53,877
Insurance 8.1%
Aflac, Inc. 1,087 59,785
Allstate Corp. (The) 558 72,568
Hartford Financial Services Group, Inc. (The) 741 47,142
Lincoln National Corp. 579 35,678
MetLife, Inc. 1,053 60,758
Progressive Corp. (The) 770 73,273
Prudential Financial, Inc. 516 51,745
Reinsurance Group of America, Inc. 306 33,715
Total 434,664
Total Financials 1,076,994
Health Care  8.3%
Biotechnology 3.4%
AbbVie, Inc. 573 66,640
Amgen, Inc. 216 52,173
Gilead Sciences, Inc. 993 67,812
Total 186,625
Health Care Providers & Services 4.9%
AmerisourceBergen Corp. 339 41,415
Anthem, Inc. 130 49,921
Cardinal Health, Inc. 1,136 67,456
CVS Health Corp. 719 59,217
Quest Diagnostics, Inc. 320 45,376
Total 263,385
Total Health Care 450,010
Industrials  12.5%
Aerospace & Defense 3.4%
Huntington Ingalls Industries, Inc. 381 78,155
Northrop Grumman Corp. 148 53,727
Raytheon Technologies Corp. 598 51,996
Total 183,878
Building Products 2.8%
A O Smith Corp. 470 33,055
Allegion PLC 296 40,434
Owens Corning 419 40,291
Trane Technologies PLC 172 35,021
Total 148,801
Machinery 3.0%
Cummins, Inc. 285 66,148
Parker-Hannifin Corp. 95 29,643
Snap-on, Inc. 304 66,266
Total 162,057
Professional Services 3.3%
Booz Allen Hamilton Holding Corp. 710 60,925
Leidos Holdings, Inc. 371 39,482
Robert Half International, Inc. 802 78,764
Total 179,171
Total Industrials 673,907
Information Technology  11.4%
Communications Equipment 2.1%
Juniper Networks, Inc. 2,354 66,241

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
July 31, 2021 (Unaudited)
2 |
Notes to Portfolio of Investments
(a) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:
(b) The rate shown is the seven-day current annualized yield at July 31, 2021.
Common Stocks (continued)
Issuer Shares Value ($)
Motorola Solutions, Inc. 214 47,919
Total 114,160
IT Services 4.3%
Accenture PLC Class A 118 37,486
Cognizant Technology Solutions Corp. Class
A 678 49,853
International Business Machines Corp. 500 70,480
Western Union Co. (The) 3,184 73,901
Total 231,720
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp. 1,189 63,873
Skyworks Solutions, Inc. 186 34,319
Total 98,192
Software 1.1%
Oracle Corp. 669 58,297
Technology Hardware, Storage & Peripherals 2.1%
HP, Inc. 2,263 65,333
NetApp, Inc. 596 47,436
Total 112,769
Total Information Technology 615,138
Materials  7.2%
Chemicals 2.2%
Celanese Corp. 297 46,264
LyondellBasell Industries NV Class A 429 42,612
PPG Industries, Inc. 195 31,886
Total 120,762
Containers & Packaging 2.3%
International Paper Co. 1,088 62,843
Packaging Corp. of America 410 58,015
Total 120,858
Metals & Mining 2.7%
Newmont Corp. 1,094 68,725
Nucor Corp. 371 38,591
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 568 36,608
Total 143,924
Total Materials 385,544
Utilities  11.6%
Electric Utilities 5.1%
Alliant Energy Corp. 798 46,707
Edison International 1,449 78,970
Entergy Corp. 677 69,677
Exelon Corp. 1,745 81,666
Total 277,020
Gas Utilities 2.4%
Atmos Energy Corp. 514 50,675
UGI Corp. 1,694 77,907
Total 128,582
Multi-Utilities 3.5%
DTE Energy Co. 483 56,666
Public Service Enterprise Group, Inc. 966 60,114
Sempra Energy 548 71,596
Total 188,376
Water Utilities 0.6%
American Water Works Co., Inc. 187 31,811
Total Utilities 625,789
Total Common Stocks
(Cost $4,767,232) 5,361,987
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
14,463 14,463
Total Money Market Funds
(Cost $14,463) 14,463
Total Investments in Securities
(Cost $4,781,695) 5,376,450
Other Assets & Liabilities, Net 8,791
Net Assets 5,385,241
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/(loss)
($) Dividends($)
End of
period
shares
Ameriprise Financial, Inc. 40,207 30,557 (30,367) 3,131 43,528 20,739 814 169
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT271_10_L01_(09/21)
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